31-Mar-2012
Principal Note
Payment Factor
81,850,392.44 0.762752
0.00 1.000000
0.00 1.000000
0.00 1.000000
81,850,392.44
Interest per
Dates
Collection Period No. 1
31-Mar-2012
Determination Date 12-Apr-2012
Interest & Principal Payment
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
Record Date
13-Apr-2012
Payment Date 16-Apr-2012
Collection Period (from... to)
1-Feb-2012
25
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 22-Mar-2012 15-Apr-2012 30/360 Days 23
Interest Period of the Class A-1 Notes (from... to) 22-Mar-2012 16-Apr-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00
Face Amount
Class A-1 Notes
345,000,000.00 345,000,000.00 263,149,607.56 237.247514
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00
0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Overcollateralization 267,379,474.41 267,379,474.41 285,748,017.52
0.000000
Total Note Balance
1,430,264,000.00
1,430,264,000.00
1,348,413,607.56
1,000,298,353.64
present value of lease payments 697,529,576.24 697,529,576.24 633,863,271.44
Total Securitization Value
1,697,643,474.41
1,697,643,474.41
1,634,161,625.08
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
present value of Base Residual Value
1,000,113,898.17 1,000,113,898.17
Payment per $1000 Face Amount
Target Overcollateralization Amount
305,575,825.39 18.00%
Current Overcollateralization Amount 285,748,017.52 16.83%
Class A-2 Notes 0.660000% 208,725.00 0.421667
Interest Rate Interest Payment $1000 Face Amount
Class A-1 Notes 0.343780% 82,363.96
0.683611
274,926.67 0.562222
81,932,756.40 237.486250
208,725.00 0.421667
274,926.67 0.562222
0.238736
635,240.83
69,225.20 0.683611
Class A-3 Notes 0.880000%
Class A-4 Notes 1.070000% 69,225.20
$82,485,633.27
Total
Interest & Principal
Shortfall
Lease Payments Received 67,480,000.35 (1) Total Servicing Fee 2,829,405.79
Available Funds
Distributions
Net Sales Proceeds-scheduled terminations 741,904.83 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Nonrecoverable Advances to the Servicer 0.00
Excess mileage included in Net Sales Proceeds 14,366.27 (4) Priority Principal Distribution Amount 0.00
Excess wear and tear included in Net Sales Proceeds 1,106.30 (3) Interest Distributable Amount Class A Notes 635,240.83
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount 81,850,392.44
Subtotal
85,313,404.46 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 1,634.60 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Account Draw Amount 0.00
Total Distribution
85,315,039.06
Total Available Collections
85,315,039.06 (9) Excess Collections to Certificateholders 0.00
Total Servicing Fee
2,829,405.79 2,829,405.79 0.00
Total Available Funds
85,315,039.06
Distribution Detail
0.00
Monthly Interest Distributable Amount 635,240.83 635,240.83 0.00
Total Trustee Fee
0.00 0.00
thereof on Class A-2 Notes 208,725.00 208,725.00 0.00
thereof on Class A-1 Notes
82,363.96 82,363.96 0.00
thereof on Class A-4 Notes 69,225.20 69,225.20 0.00
thereof on Class A-3 Notes
274,926.67 274,926.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 635,240.83 635,240.83 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distribution Amount 81,850,392.44 81,850,392.44 0.00
Priority Principal Distribution Amount
0.00 0.00 0.00
Principal Distribution Amount 81,850,392.44 81,850,392.44 0.00
Net Sales Proceeds-early terminations (including Defaulted Leases) 17,091,499.28
Amount Paid Amount Due
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
plus Net Investment Earnings for the Collection Period 161.32
minus Net Investment Earnings 161.32
Reserve Fund Amount - Beginning Balance 8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 161.32
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Notice to Investors
Net Investment Earnings on the Exchange Note
Collection Account
1,473.28
Investment Earnings for the Collection Period
1,634.60
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period
1,697,643,474.41 45,053
Terminations- Scheduled 651,660.33
Repurchase Payment (excluding interest)
0.00
Principal portion of lease payments 47,715,914.78
Terminations- Early
14,299,211.18
44,588
Pool Factor 96.26%
As of Cutoff Date Current
Gross Losses 815,063.04
Securitization Value end of Collection Period
1,634,161,625.08
Weighted Average Securitization Rate 6.66% 6.65%
Weighted Average Remaining Term (months) 25.04 23.16
Weighted Average Seasoning (months)
12.37 14.21
Aggregate Base Residual Value 1,139,551,610.25 1,127,838,891.15
Actual lifetime prepayment speed
0.46%
Cumulative Turn-in Ratio
50.00%
Proportion of base prepayment assumption realized life to date 142.29%
Delinquency Profile *
Amount ** Number of Leases
31-60 Days Delinquent 1,669,998.92 41 0.10%
Percentage
Current 1,632,243,028.95 44,540 99.88%
91-120 Days Delinquent 0.00 0 0.00%
61-90 Days Delinquent 248,597.21 7 0.02%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
812,383.21
Total 1,634,161,625.08 44,588 100.00%
Current Net Credit Loss / (Gain) (152,856.06)
Cumulative Net Credit Loss / (Gain)
(152,856.06)
Less Liquidation Proceeds 965,239.27
Less Recoveries
0.00
(2,796,466.17)
Securitization Value of Liquidated Leases BOP 14,953,551.34
Less sales proceeds and other payments received during
Collection Period
17,750,017.51
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.009%)
Residual Loss
Current
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.165%)
Current Residual Loss / (Gain) (2,796,466.17)
Cumulative Residual Loss / (Gain)